ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE
Schedule of accounts payable

($ thousands)	December 31, 2017	December 31, 2016
Accrued payables	$96,743	$104,816
Accounts payable - trade	117,235	79,718
Total accounts payable	$213,978	$184,534